Certain Relationships and Related Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Apr. 18, 2017
Related party transactions compensation [Abstract]
Gain on extinguishment of debt	$ 0	$ 0	$ 1,031,000
Interest expense, related party			292,000
Debt instrument, fixed interest rate		12.00%
Emmett Wood [Member]
Related party transactions compensation [Abstract]
Compensation to related parties	$ 529,000	$ 552,000	$ 570,000
Emmett Wood [Member] | Class A Common Stock [Member]
Related party transactions compensation [Abstract]
Number of shares held by related party (in shares)	810,000			39,680
Emmett Wood [Member] | Class B Common Stock [Member]
Related party transactions compensation [Abstract]
Number of shares held by related party (in shares)	50,000
Porter [Member]
Related party transactions compensation [Abstract]
Common stock held by related parties	35.00%
Accrued interest payable	$ 1,100,000
Gain on extinguishment of debt	1,000,000
Proceeds from related party, debt	2,500,000
Interest expense, related party	$ 330,000	$ 308,000
Debt instrument, fixed interest rate	6.00%
Debt instrument, last principal and interest payment date	Jul. 25, 2022	Jul. 01, 2017
Debt instrument, first interest payment due date	Aug. 20, 2015
Porter [Member] | Series A-1 Redeemable Preferred Stock [Member]
Related party transactions compensation [Abstract]
Number of senior redeemable preferred stock redeemed by the Company (in shares)					163
Porter [Member] | Series A-2 Redeemable Preferred Stock [Member]
Related party transactions compensation [Abstract]
Number of senior redeemable preferred stock redeemed by the Company (in shares)					228